COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of the future minimum lease payments under non-cancelable operating lease agreements

The following table summarizes the maturity of operating lease liabilities as of December 31, 2022:

US$
2023	309,945
2024	375,940
2025	288,594
Total	974,479
Less: imputed interest	(70,347)
Present value of lease liabilities	904,132

Non-cancellable operating lease agreements
Schedule of the future minimum lease payments under non-cancelable operating lease agreements	The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:

Years ending December 31,	US$
2023	380,420
2024	375,940
2025	288,594
Total	1,044,954